Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Noncurrent [Abstract]
Summary of Other non-current liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2024	2025
Warranty provisions (ii)	809,437	1,111,920
Government grants	201,823	204,734
Debt from third party investors (i)	1,316,206	166,233
Deposits from a third party (iii)	118,310	85,397

Total	2,445,776	1,568,284

(i) The debt from third party investors consisted of the following two
financing arrangements:
Summary of movements of accrued warranty
(ii) Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2023	2024	2025
Accrued warranty - beginning of the year	641,062	1,008,993	1,198,727
Warranty costs incurred	(228,674)	(208,691)	(357,473)
Provision for warranty	596,605	597,465	962,623
Adjustments to pre-existing warranty liabilities	—	(199,040)	(8,997)

Accrued warranty - end of year	1,008,993	1,198,727	1,794,880
Less: Current portion of warranty	(219,988)	(389,290)	(682,960)

Non-current portion of warranty	789,005	809,437	1,111,920